CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 5,323,482	$ 6,613,406	$ 4,135,558
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	883,755	1,416,060	1,531,278
Share-based compensation expense
(Increase) Decrease In:
Accounts receivable	5,949,508	10,516,441	(5,564,338)
Inventories	1,277,040	(7,138,320)	(1,387,131)
Advance to suppliers	9,000,804	597,301	(5,712,575)
Other current assets	717,722	31,278	2,501,567
Notes receivable - bank acceptance notes	(7,270,152)	1,914,927	(7,503,574)
Notes receivable from related party - bank acceptance notes			12,915,099
Increase (Decrease) In:
Accounts payable	(394,537)	(1,317,676)	2,713,132
Customer deposits	(173,243)	(278,858)	(2,320,266)
Income tax payable	180,545	(138,209)	319,918
Other payables and accrued expenses	70,804	46,712	73,209
Due to related party	(61,883)	(3,700)	52,558
Due to shareholder	25,000	182,499	50,000
Net cash provided by operating activities	15,528,845	12,441,861	1,804,435
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of plant and equipment	(17,537)	(29,687)	(81,441)
Disposal of property, plant and equipment			456
Net cash used in investing activities	(17,537)	(29,687)	(80,985)
CASH FLOWS FROM FINANCING ACTIVITIES:
Decrease in restricted cash	2,077,201	8,792,289	14,210,938
Proceeds from short-term bank loans	20,422,885	18,462,625	28,475,194
Repayments of short-term bank loans	(20,068,975)	(18,462,625)	(37,261,825)
Proceeds from long-term bank loans	7,530,007
Proceeds from notes payable-bank acceptance notes	17,846,117	36,202,800	55,811,380
Repayment of notes payable-bank acceptance notes	(20,029,819)	(49,367,454)	(80,682,428)
Repurchase of common share	(36,810)	(58,735)
Proceeds from bond payable			15,946,109
Repayments of bond payable	(15,273,177)
Net cash used in financing activities	(7,532,571)	(4,431,100)	(3,500,632)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	7,978,737	7,981,074	(1,777,182)
Effect of exchange rate changes on cash	(8,573,384)	(7,853,389)	1,322,324
Cash and cash equivalents at beginning of period	812,277	684,592	1,139,450
CASH AND CASH EQUIVALENTS AT END OF PERIOD	217,631	812,277	684,592
Cash paid during the periods:
Income taxes paid	740,873	1,301,687	722,948
Interest paid	2,311,039	3,353,344	1,977,014
Non-cash transactions:
Appropriation to statutory reserve	$ 491,649	$ 609,621	$ 406,053